INCOME TAX EXPENSE - Income tax reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX EXPENSE
Loss before income tax	$ (33,441,664)	$ (17,254,962)	$ (79,512,792)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax credit computed at PRC statutory income tax rate	$ (8,360,416)	$ (4,313,740)	$ (19,878,198)
Impact of PRC preferential income tax rate as qualified TASE	3,344,166	1,725,496	7,951,279
Difference in income tax rates of overseas entities	2,665,263	(1,012,031)	10,560,029
Research and development super-deduction	(639,650)	(693,340)	(1,724,740)
Research and development tax credits	(756,757)	(668,854)	(569,575)
Non-deductible expenses	6,721	7,241	3,695
Foreign derived intangible income deduction		(394,979)	(487,183)
Changes in valuation allowance	3,747,543	7,064,573	4,517,358
State tax	(25,113)	(22,363)	76,127
Others	690	(595)	10,263
Income tax expense (benefit)	$ (17,553)	$ 1,691,408	$ 459,055